Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 7. Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia where, as a general rule, taxable income for companies is subject to a 25% Income Tax rate, except for taxpayers with special rates approved by the Congress. A minimum taxable income is calculated as 3% of net equity on the last day of the immediately preceding period and is used as taxable income if it is higher than taxable income otherwise calculated. For tax years 2013 through 2015, a special additional CREE tax will apply at a rate of 9% to certain tax payers including the Company. Starting in 2016, the rate for this tax will be 8%.
The components of income tax expense (benefit) are as follows:

	Three month periods ended
	March 31, 2014	March 31, 2013
Current income tax
Foreign	$2,423	$1,415
Deferred income tax
Foreign	548	216
Total Provision for Income tax	$2,971	$1,631
Effective income tax rate	-173%	39%

The Company's higher effective tax rate for the three months ended March 31, 2014, reflects a non-deductible loss of $8.9 million for the change in the fair value of the Company’s warrant liability.

The Company does not have any uncertain tax positions for which it is reasonably possible that the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of March 31, 2014. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.

Note 11.    Income Taxes

Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia where, as a general rule, taxable income for companies is subject to a 25% Income Tax rate, except for taxpayers with special rates approved by the Congress. A minimum taxable income is calculated as 3% of net equity on the last day of the immediately preceding period and is used as taxable income if it is higher than taxable income otherwise calculated. For tax years 2013 through 2015, a special additional CREE tax will apply at a rate of 9% to certain tax payers including the Company. Starting in 2016, the rate for this tax will be 8%.

The components of income tax expense (benefit) are as follows:

	Years Ended
	Dec 31, 2013	Dec 31, 2012
Current income tax
Foreign	4,183	2,421
Deferred income Tax
Foreign	4,513	802
Total Provision for Income tax	8,696	3,223

A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	Dec 31, 2013	Dec 31, 2012
Income tax expense at statutory rates	34.0%	33.0%

Non-deductible expenses	6.5%	4.80%
Non-taxable income	(12.2)%	(5.80)%
Effective tax rate	28.3%	32.0%

The Company has the following net deferred tax assets (in thousands):

December 31, 2013
Deferred tax assets:
Accounts Receivable Clients - Delivered	517
Accounts Receivable Clients - Poc	849
Depreciation	466
Provision Inventory	489
Total deferred tax assets	2,321

Deferred tax liabilities:
Inventory Not delivered	404
Accounts Receivable Clients - Poc	4,706
Depreciation	566
Financials Liabilities	78
Provision Accounts Receivable	944
Total deferred tax liabilities	6,698

The Company does not have any uncertain tax positions for which it is reasonably possible that the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of December 31, 2013. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.

As of December 31, 2013 and 2012, neither TG nor ES had tax losses.

The 2013 fiscal tax year is open for ES and TG until July 1, 2014. All tax years from 2012 and prior are closed.